Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
4.	Inventories

The Company’s inventories consist of the following:

	December 31,
	2013	2014
Raw materials	$634	$861
Work in progress	—	198
Finished goods	1,830	460

	$2,464	$1,519

The Company wrote down inventories by $341 in 2014 to properly reflect inventories at the lower of cost or market.